Property and Equipment - Summary of Detailed Information about Property, Plant and Equipment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 5,048
Balance at end of year	5,404	$ 5,048
At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	16,613	16,357
Additions	6,328	256
Disposals	(101)
Transfer to lease receivable	(4,100)
Disposals due to deconsolidation of IsoEnergy	(172)
Balance at end of year	18,568	16,613
Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	11,565	9,738
Disposals	(81)
Depreciation	1,814	1,827
Disposals due to deconsolidation of IsoEnergy	(134)
Balance at end of year	13,164	11,565
Software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	144
Balance at end of year	65	144
Software [member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,359	1,355
Additions	0	4
Transfer to lease receivable	0
Disposals due to deconsolidation of IsoEnergy	(65)
Balance at end of year	1,294	1,359
Software [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,215	1,043
Depreciation	79	172
Disposals due to deconsolidation of IsoEnergy	(65)
Balance at end of year	1,229	1,215
Computer Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	103
Balance at end of year	86	103
Computer Equipment [member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	619	497
Additions	66	122
Transfer to lease receivable	0
Disposals due to deconsolidation of IsoEnergy	0
Balance at end of year	685	619
Computer Equipment [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	516	427
Depreciation	83	89
Disposals due to deconsolidation of IsoEnergy	0
Balance at end of year	599	516
Field Equipment and Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,962
Balance at end of year	3,187	1,962
Field Equipment and Vehicles [member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	6,665	6,645
Additions	6,009	20
Disposals	(101)
Transfer to lease receivable	(4,100)
Disposals due to deconsolidation of IsoEnergy	(107)
Balance at end of year	8,366	6,665
Field Equipment and Vehicles [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	4,703	4,180
Disposals	(81)
Depreciation	626	523
Disposals due to deconsolidation of IsoEnergy	(69)
Balance at end of year	5,179	4,703
Office Furniture and Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,793
Balance at end of year	2,066	2,793
Office Furniture and Leasehold Improvements [Member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	5,891	5,781
Additions	253	110
Disposals	0
Transfer to lease receivable	0
Disposals due to deconsolidation of IsoEnergy	0
Balance at end of year	6,144	5,891
Office Furniture and Leasehold Improvements [Member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,098	2,116
Disposals	0
Depreciation	980	982
Disposals due to deconsolidation of IsoEnergy	0
Balance at end of year	4,078	3,098
Road [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	46
Balance at end of year	0	46
Road [member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,079	2,079
Transfer to lease receivable	0
Disposals due to deconsolidation of IsoEnergy	0
Balance at end of year	2,079	2,079
Road [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,033	1,972
Depreciation	46	61
Disposals due to deconsolidation of IsoEnergy	0
Balance at end of year	$ 2,079	$ 2,033